Stockholder's Equity - AOCI and Noncontrolling Interest (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in accumulated other comprehensive income (loss) rollforward
Balances	$ 8,115.8	$ 7,666.6	$ 7,666.6
Adjustment for reinsurance			1,098.3	$ 1,611.9
Adjustment for reinsurance				114.4
Balances	8,381.0		8,115.8	7,666.6
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances					$ (4,173.0)
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	(3,128.7)	(4,574.7)	(4,574.7)	2.5	3,986.9
Other comprehensive income (loss) during the period, net of adjustments	(107.9)	319.5	1,172.0	(4,931.7)	69.9
Amounts reclassified to accumulated other comprehensive income (loss)	66.1	142.5	274.0	240.1	(4.2)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(41.8)	462.0	1,446.0	(4,691.6)	65.7
Adjustment for reinsurance				114.4
Net assets transferred to affiliate due to change in benefit plan sponsorship					2.0
Balances	(3,170.5)	(4,112.7)	(3,128.7)	(4,574.7)	2.5
Accumulated other comprehensive income (loss) | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances				(4,052.1)
Balances					(4,052.1)
Net unrealized gains (losses) on available-for-sale securities
Change in accumulated other comprehensive income (loss) rollforward
Balances	(4,029.5)	(5,938.8)	(5,938.8)	3,704.3	3,955.5
Other comprehensive income (loss) during the period, net of adjustments	(866.6)	469.8	1,629.0	(10,014.3)	(1,623.4)
Amounts reclassified to accumulated other comprehensive income (loss)	67.8	146.7	280.3	262.9	16.2
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(798.8)	616.5	1,909.3	(9,751.4)	(1,607.2)
Adjustment for reinsurance				108.3
Balances	(4,828.3)	(5,322.3)	(4,029.5)	(5,938.8)	3,704.3
Net unrealized losses on available-for-sale debt securities with allowance for credit losses	(0.0)	1.5	1.5	1.8	0.6
Net unrealized gains (losses) on available-for-sale securities | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances				1,356.0
Balances					1,356.0
Net unrealized gains (losses) on derivative instruments
Change in accumulated other comprehensive income (loss) rollforward
Balances	(1.8)	40.0	40.0	57.0	18.5
Other comprehensive income (loss) during the period, net of adjustments	42.9	(1.9)	(36.0)	(0.9)	53.6
Amounts reclassified to accumulated other comprehensive income (loss)	(1.4)	(3.9)	(5.8)	(22.2)	(20.1)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	41.5	(5.8)	(41.8)	(23.1)	33.5
Adjustment for reinsurance				6.1
Balances	39.7	34.2	(1.8)	40.0	57.0
Net unrealized gains (losses) on derivative instruments | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances				5.0
Balances					5.0
Liability for future policy benefits discount rate remeasurement gain (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	892.5	1,284.7	1,284.7	(3,688.7)
Other comprehensive income (loss) during the period, net of adjustments	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Balances	1,616.7	1,136.2	892.5	1,284.7	(3,688.7)
Liability for future policy benefits discount rate remeasurement gain (loss) | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances				(5,328.8)
Balances					(5,328.8)
Market risk benefit nonperformance risk gain (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	(6.1)	25.0	25.0	(86.5)
Other comprehensive income (loss) during the period, net of adjustments	(8.4)	0.1	(31.1)	111.5	(2.2)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(8.4)	0.1	(31.1)	111.5	(2.2)
Balances	(14.5)	25.1	(6.1)	25.0	(86.5)
Market risk benefit nonperformance risk gain (loss) | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances				(84.3)
Balances					(84.3)
Unrecognized postretirement benefit obligations
Change in accumulated other comprehensive income (loss) rollforward
Balances	16.2	14.4	14.4	16.4	12.9
Other comprehensive income (loss) during the period, net of adjustments			2.3	(1.4)	1.8
Amounts reclassified to accumulated other comprehensive income (loss)	(0.3)	(0.3)	(0.5)	(0.6)	(0.3)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(0.3)	(0.3)	1.8	(2.0)	1.5
Net assets transferred to affiliate due to change in benefit plan sponsorship					2.0
Balances	$ 15.9	$ 14.1	$ 16.2	$ 14.4	$ 16.4